Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Cash flows from operating activities:
Net loss	$ (9,895)	$ (3,730)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation	127	63
Share-based compensation	316	229
Exchange rate changes in cash and cash equivalents and deposit	5	(452)
Changes in assets and liabilities:
Increase in trade accounts receivable	(362)	(77)
Increase in inventory	(891)	(386)
Decrease (increase) in prepaid expenses and other receivables	(2,030)	121
Decrease in prepaid expenses and other long-term assets		17
Increase in right of use assets	(607)	(81)
Increase in trade accounts payable	236	217
Increase in lease liabilities	577	92
Increase (decrease) in other current liabilities	60	(135)
Increase (decrease) in other long-term liabilities	(141)	432
Net cash used in operating activities	(12,605)	(3,690)
Cash flows from investing activities:
Realization of (Investment in) deposits	4,621	(4,432)
Investment of restricted deposits	(296)	(15)
Purchase of property and equipment	(533)	(223)
Net cash provided by (used in) investing activities	3,792	(4,670)
Cash flows from financing activities:
Issuance of ordinary shares, net of issuance costs	14,586	5,847
Issuance of ordinary shares and pre-funded warrants, net of issuance costs	15,966
Exercise of options to ordinary shares	337	11
Net cash provided by financing activities	30,889	5,858
Increase (decrease) in cash and cash equivalents	22,076	(2,502)
Cash and cash equivalents beginning of the year	3,502	5,789
Effect of foreign exchange rate on cash and cash equivalents	43	215
Cash and cash equivalents end of the year	$ 25,621	$ 3,502